Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Schedule of defined benefit plans
	December 31,
	2019	2018
Defined benefit obligation	95,692	81,556
Fair value of plan assets	(84,053)	(72,672)
Net defined benefit liability	11,639	8,884